1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

October 27, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares, Inc. (the “Company”)

(Securities Act File No. 033-97598

Investment Company Act File No. 811-09102)

Post-Effective Amendment No. 521

Commission Staff:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 521 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust (the “Fund”):

•	iShares MSCI Russia ETF (“ERUS”)

The Amendment is being filed to reflect the following material changes to the Fund’s prior annual update filing, Post-Effective Amendment No. 515, filed pursuant to Rule 485(b), which became effective on December 30, 2021:

•

Changes in light of the fact that the Fund is no longer an exchange-trade fund and operates pursuant to a plan of liquidation adopted by the board of directors of the Company and an exemptive order issued by U.S. Securities and Exchange Commission (the “SEC”).[1]

The Amendment also reflects other changes as the Company deems appropriate in light of the change in status of the Fund. The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

[1]	iShares MSCI Russia ETF, a Series of iShares Inc., and BlackRock Fund Advisors, Rel. No. IC-34661 (Aug. 3, 2022) (notice and temporary order).

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

October 27, 2022

***

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Marisa Rolland

Nick Cordell

Jennifer Kerslake

Michael Gung

George Rafal

Toree Phuong Ho

Luis Mora

Jonathan Tincher